KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Consolidated Portfolio of Investments - September 30, 2021 (Unaudited)

COMMON STOCKS - 46.08%	Shares	Value
Administrative and Support Services - 0.05%
CreditRiskMonitor.com, Inc.*[f]	780	$1,701
Expedia Group, Inc.*	648	106,207
		107,908
Aerospace and Defense - 6.12%
CACI International, Inc. - Class A*[c]	43,200	11,322,720
ManTech International Corporation - Class A	25,000	1,898,000
		13,220,720
Broadcasting (except Internet) - 0.33%
The E.W. Scripps Company - Class A	40,000	722,400

Cable and Other Subscription Programming - 0.00%
AMC Networks, Inc.*	200	9,318

Credit Intermediation and Related Activities - 0.53%
LendingTree, Inc.*	8,233	1,151,220

Data Processing, Hosting, and Related Services - 11.17%
IHS Markit Limited - ADR	400	46,648
MasterCard, Inc. - Class A	7,000	2,433,760
PayPal Holdings, Inc.*[c]	59,800	15,560,558
Verisk Analytics, Inc.	7,000	1,401,890
Visa, Inc. - Class A	21,000	4,677,750
		24,120,606
E-Commerce - 2.46%
eBay, Inc.	76,200	5,308,854

Funds, Trusts, and Other Financial Vehicles - 0.05%
Mesabi Trust	3,300	98,043

Management of Companies and Enterprises - 0.97%
Galaxy Digital Holdings Ltd.*	128,000	2,085,836

Office of Other Holding Companies - 0.90%
Miami International Holdings, Inc.* ag	268,000	1,943,000

Oil and Gas Extraction - 11.78%
Texas Pacific Land Corp. [c]	21,026	25,428,003

Other Information Services - 3.96%
Alphabet, Inc. - Class A*	1,600	4,277,632
Alphabet, Inc. - Class C*	1,600	4,264,496
		8,542,128
Other Motor Vehicle Dealers - 0.01%
Copart, Inc.*	100	13,872

Other Professional, Scientific, and Technical Services - 0.34%
GMO Internet, Inc.	28,400	731,339

Other Telecommunications - 1.33%
Liberty Broadband Corporation - Series A*	8,000	1,346,800
Liberty Broadband Corporation - Series C*	7,600	1,312,520
Liberty Latin America Limited - Class C - ADR*	16,496	216,428
		2,875,748
Performing Arts, Spectator Sports, and Related Industries - 0.18%
Madison Square Garden Entertainment Corp.*	5,376	390,674

Personal and Laundry Services - 0.42%
IAC/InterActiveCorp*	7,000	912,030

Professional, Scientific, and Technical Services - 0.31%
Cookpad, Inc.*	160,000	355,092
Vimeo, Inc.*	10,715	314,700
		669,792
Promoters of Performing Arts, Sports, and Similar Events - 0.34%
Madison Square Garden Sports Corp. - Class A*	4,000	743,800

Satellite Telecommunications - 0.05%
DISH Network Corp. - Class A*	2,300	99,958

Securities and Commodities Exchanges - 0.44%
CME Group, Inc.	4,180	808,328
NASDAQ, Inc.	700	135,114
		943,442

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.72%
MarketAxess Holdings, Inc.	5,000	2,103,450
OTC Markets Group, Inc. - Class A	120,900	5,924,100
VPC Impact Acquisition Holdings - ADR*^	1,000	10,110
		8,037,660
Spectator Sports - 0.63%
Liberty Media Corp.-Liberty Braves - Class A*	8,000	215,280
Liberty Media Corp.-Liberty Braves - Class C*	8,000	211,360
Liberty Media Corp.-Liberty Formula One - Class A*	19,800	931,590
		1,358,230
TOTAL COMMON STOCKS
(cost $63,198,735)		99,514,581

UNIT INVESTMENT TRUST - 33.64%
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 33.64%
Grayscale Bitcoin Trust*[c]	2,146,599	72,662,376

TOTAL UNIT INVESTMENT TRUST
(cost $6,561,450)		72,662,376

WARRANTS - 0.03%
Office of Other Holding Companies - 0.03%
Miami International Holdings, Inc. Expiration: 04/08/2026, Exercise Price: 7.50 USD *ag	40,819	63,270

TOTAL WARRANTS
(cost $-)		63,270

TOTAL INVESTMENTS - 79.75%
(cost $69,760,185)		$172,240,227

Percentages are stated as a percent of net assets.

^
- This security or a portion of this security was out on loan at September 30, 2021.  Total loaned securities had a market value of $10,009 at September 30, 2021. The total collateral for the loaned securities was cash in the amount of $10,395.

*	- Non-income producing security.
[a]	- Value determined using significant unobservable inputs.
[c]	- Significant Investment - Greater than 5% of net assets.
[f]	- Level 2 Investment.
[g]	- Illiquid.
ADR	- American Depository Receipt.

Security Valuation

Master Portfolios and Spin-off Fund equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.

Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).

Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios and the Board of Directors of the Spin- off Fund. In determining the fair value of a security, the Board of Trustees/Directors shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At September 30, 2021, 0.55%, 0.93%, 2.95%, 0.01%, 0.41%, 0.73% and 0.07% of the net assets of The Global Portfolio, The Internet Portfolio, The Market Opportunities Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio, The Multi-Disciplinary Income Portfolio and The Kinetics Spin-off and Corporate Restructuring Fund, respectively, were fair valued securities. The other Master Portfolios did not hold any fair valued securities at September 30, 2021.

Summary of Fair Value Exposure

Various inputs are used in determining the value of Master Portfolio’s and Spin-off Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that Master Portfolio’s and Spin-off Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Master Portfolio’s and Spin-off Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Internet Portfolio

The following is a summary of the inputs used to value The Internet Portfolio's net assets as of September 30, 2021:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$97,569,880	$1,701	$1,943,000	$99,514,581
Unit Investment Trust	72,662,376	–	–	72,662,376
Warrants	–	–	63,270	63,270
Total Investments in Securities	$170,232,256	$1,701	$2,006,270	$172,240,227

During the nine-month period ended September 30, 2021, there were no transfers into or out of Level 3.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Description	Investments in Securities
Balance as of December 31, 2020	$-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases and/or acquisitions	2,006,270
Net sales and/or write-offs	-
Transfer in and/or out of Level 3	-
Balance as of September 30, 2021	$2,006,270

Description	Fair Value at 9/30/2021	Valuation Techniques	Unobservable Input	Range
Common Stocks	$1,943,000	Followed valuation procedures and used the last traded price-fair valuation is reviewed by the board using market comparables	Intermittent market activity	$7.25 - $7.25
Warrants	$63,270	Followed valuation procedures and used the last traded price-fair valuation is reviewed by the board using market comparables	Intermittent market activity	$1.53 - $1.63

^ See Consolidated Portfolio of Investments for breakout of investments by industry classification.